SHORT-TERM AND LONG-TERM DEBT	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
SHORT-TERM AND LONG-TERM DEBT

NOTE 3 SHORT-TERM AND LONG-TERM DEBT

The short-term debt balances were as follows:

	September 30, 2024 (UNAUDITED)	December 31, 2023 (UNAUDITED)

Loan from Shanghai Bank at 1%-3.2% interest rate per annum. Due in January 2024 and January 2025.	31,497	88,032
Loan from HuaNam Bank at 3.4% interest rate per annum. Due in May 2024 and December 2024.	94,491	97,777
Loan from ChangHwa Bank at 3.3% interest rate per annum. Due in November 2024.	157,485	162,962
Balance at end of period	$283,473	$348,771

Long-term debt balances were as follows:

	September 30, 2024 (UNAUDITED)	December 31, 2023 (UNAUDITED)

Loans from Shanghai Bank with interest rates 2.09% per annum due January 2029	545,948	-

Current Maturities of Long-term debt (classified under Current Liabilities)	(125,988)	-

Balance at end of period	$419,960	$-

Annual maturities of long-term debt during the next five years are as follows:	Amount Maturity
October 1, 2024 – December 31, 2024	$34,607
2025	125,227
2026	125,227
2027	125,227
2028	125,227
2029	10,433
Total	$545,948